Note 20 - Income Taxes (Details) - Reconciliation Between Total Income Tax Expense (Benefit) and The Amount Computed By Applying The PRC EIT Statutory Rate To Income Before Income Taxes (Parentheticals)
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation Between Total Income Tax Expense (Benefit) and The Amount Computed By Applying The PRC EIT Statutory Rate To Income Before Income Taxes [Abstract]
Income tax expense calculated	25.00%	25.00%	25.00%